Intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Intangible Assets

	Goodwill	VOBA	Future servicing rights	Software	Other	Total

Net book value

At January 1, 2021	375	815	71	79	45	1,386

Additions	-	-	-	25	3	29

Amortization through income statement	-	(163)	(8)	(20)	(4)	(194)

Impairment losses	-	-	-	(7)	(1)	(8)

Shadow accounting adjustments	-	41	-	-	-	41

Capital expenditure	-	-	-	14	-	14

Business combinations, disposals and other changes	-	-	-	(7)	1	(6)

Net exchange differences	16	57	1	(1)	(1)	72
At December 31, 2021	391	750	65	83	44	1,333

Gross carrying value	561	6,923	350	408	185	8,427

Accumulated amortization, depreciation and impairment losses	(169)	(6,174)	(285)	(325)	(141)	(7,094)
Net book value 2021	391	750	65	83	44	1,333

Net book value

At January 1, 2020	392	952	84	69	61	1,559

Additions	-	-	-	33	11	44

Amortization through income statement	-	(79)	(7)	(18)	(7)	(112)

Impairment losses	-	-	-	(6)	(17)	(23)

Shadow accounting adjustments	-	15	-	-	-	15

Capital expenditure	-	-	-	11	-	11

Business combinations, disposals and other changes	8	-	-	(10)	-	(2)

Net exchange differences	(25)	(73)	(5)	-	(2)	(105)
At December 31, 2020	375	815	71	79	45	1,386

Gross carrying value	537	6,447	339	379	174	7,875

Accumulated amortization, depreciation and impairment losses	(161)	(5,632)	(268)	(300)	(129)	(6,489)
Net book value 2020	375	815	71	79	45	1,386

Summary of Geographically Cash-generating Units to Goodwill
A geographical summary of the cash-generating units to which the goodwill is allocated is as follows:

Goodwill	2021	2020

Americas	181	168

The Netherlands	97	97

United Kingdom	57	54

International	23	26

Asset Management	33	31

At December 31	391	375